Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments and Risk Management
Summary of changes in the fair value of non designated derivatives

The changes in the fair value of non-designated derivatives are as follows:

($ millions)	2025	2024
Fair value outstanding, beginning of year	82	(20)
Changes in fair value recognized in earnings during the year (note 7)	161	114
Contracts realized during the year - (gain)	(50)	(12)
Fair value outstanding, end of year	193	82

Schedule of derivative financial instrument assets and liabilities and assets available for sale measured at fair value

The following table presents the company’s derivative financial instrument assets and liabilities measured at fair value for each hierarchy level as at December 31, 2025 and 2024.

($ millions)	Level 1	Level 2	Level 3	Total Fair Value
Accounts receivable	70	83	—	153
Accounts payable	(43)	(28)	—	(71)
Balance at December 31, 2024	27	55	—	82
Accounts receivable	212	55	—	267
Accounts payable	(38)	(36)	—	(74)
Balance at December 31, 2025	174	19	—	193

Schedule of offsetting financial assets

Financial Assets

Gross
	Gross	Liabilities	Net Amounts
($ millions)	Assets	Offset	Presented
Fair value of derivative assets	5 222	(5 069)	153
Accounts receivable	7 621	(4 632)	2 989
Balance at December 31, 2024	12 843	(9 701)	3 142
Fair value of derivative assets	3 839	(3 572)	267
Accounts receivable	6 891	(4 090)	2 801
Balance at December 31, 2025	10 730	(7 662)	3 068

Schedule of offsetting financial liabilities

Financial Liabilities

Gross
	Gross	Assets	Net Amounts
($ millions)	Liabilities	Offset	Presented
Fair value of derivative liabilities	(5 140)	5 069	(71)
Accounts payable	(7 210)	4 632	(2 578)
Balance at December 31, 2024	(12 350)	9 701	(2 649)
Fair value of derivative liabilities	(3 646)	3 572	(74)
Accounts payable	(6 169)	4 090	(2 079)
Balance at December 31, 2025	(9 815)	7 662	(2 153)

Schedule of maturities for trade and other payables and debt

The following table shows the timing of cash outflows related to trade and other payables and debt.

December 31, 2024
	Trade and	Gross Derivative		Lease
($ millions)	Other Payables(1)	Liabilities(2)	Debt(3)	Liabilities
Within one year	8 090	4 084	1 587	852
2 to 3 years	—	1 056	2 037	1 404
4 to 5 years	—	—	1 330	943
Over 5 years	—	—	12 425	3 674
	8 090	5 140	17 379	6 873

	December 31, 2025
	Trade and	Gross Derivative		Lease
($ millions)	Other Payables(1)	Liabilities(2)	Debt(3)	Liabilities
Within one year	7 449	3 077	1 500	888
2 to 3 years	—	569	1 846	1 346
4 to 5 years	—	—	1 591	938
Over 5 years	—	—	11 355	3 871
	7 449	3 646	16 292	7 043
(1)	Trade and other payables exclude net derivative liabilities of $74 million (2024 – $71 million).
(2)	Gross derivative liabilities of $3.646 billion (2024 – $5.140 billion) are offset by gross derivative assets of $3.572 billion (2024 – $5.069 billion), resulting in a net amount of $74 million (2024 – $71 million).
(3)	Debt includes long-term debt and interest payments on fixed-term debt.